RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets measured at fair value:
Cash and cash equivalents	$ 682	$ 624	$ 627	$ 642
Restricted cash	81	85
Property, plant and equipment	39,699	38,696
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(5,245)	(4,432)
BEPC exchangeable and class A.2 exchangeable shares	(5,016)	(4,168)
Non-recourse borrowings	(15,362)	(13,675)
Total	14,232	16,698
Investments in debt securities measured at amortized cost	320	566
Level 1
Assets measured at fair value:
Cash and cash equivalents	682
Restricted cash	81
Property, plant and equipment	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(5,245)
BEPC exchangeable and class A.2 exchangeable shares	(5,016)
Non-recourse borrowings	(1,703)
Total	(11,201)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
Non-recourse borrowings	(13,659)
Total	(13,913)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	39,699
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
Non-recourse borrowings	0
Total	39,346
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	78	8
Liabilities measured at fair value:
Financial instrument liabilities	(253)	(111)
IFRS 9 PPAs | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
IFRS 9 PPAs | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(34)
IFRS 9 PPAs | Level 3
Assets measured at fair value:
Financial instrument assets	78
Liabilities measured at fair value:
Financial instrument liabilities	(219)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	104	60
Liabilities measured at fair value:
Financial instrument liabilities	(154)	(108)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	104
Liabilities measured at fair value:
Financial instrument liabilities	(154)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	85	115
Liabilities measured at fair value:
Financial instrument liabilities	(59)	(10)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	85
Liabilities measured at fair value:
Financial instrument liabilities	(59)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	5	37
Liabilities measured at fair value:
Financial instrument liabilities	(201)	(45)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	5
Liabilities measured at fair value:
Financial instrument liabilities	(201)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	(212)	$ (378)
Tax equity | Level 1
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Financial instrument liabilities	$ (212)